UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and address of issuer:

         JNL Series Trust
         5901 Executive Drive
         Lansing, MI  48911

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issues, check the box but do not list series or classes): []

         JNL  Aggressive  Growth  Series
         JNL  Capital  Growth  Series
         JNL Global Equities Series
         JNL/Alger  Growth Series
         JNL/Eagle Core Equity Series
         JNL/Eagle  SmallCap  Equity  Series
         PPM  America/JNL   Balance  Series
         JNL/Putnam  Growth Series
         PPM/JNL High Yield Bond Series
         PPM/JNL Money Market  Series
         JNL/Putnam  Value Equity  Series
         Salomon  Brothers/JNL Global Bond Series
         Salomon Brothers/JNL U.S. Government & Quality Bond Series
         T. Rowe Price/JNL Established Growth Series
         T. Rowe Price/JNL International Equity Investment Series
         T. Rowe Price/JNL Mid-Cap Growth Series

3.   Investment Company Act File Number:

         811-8894

         Securities Act File Number:

         33-87244

4(a). Last day of fiscal year for which this Form is filed:

         December 31, 1997

4(b). [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year.). (See Instruction A.2)

4(c). [] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal
                  year pursuant to section 24(f): .........   $ 58,142,343

         (ii)     Aggregate price of securities redeemed
                  or repurchased during
                  the fiscal year: ........................   $ 32,199,039

         (iii)    Aggregate price of securities redeemed
                  or repurchased during
                  any prior fiscal year ending no earlier
                  than October 11,
                  1995 that were not previously used to
                  reduce registration
                  fees payable to the Commission: .........   $          0

         (iv)     Total available redemption credits
                  [add Items 5(ii) and 5(iii)]: ...........  -$ 32,199,039

         (v)      Net sales -- if Item 5(i) is greater
                  than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(i)]: ...   $ 25,943,304

         (vi)     Redemption credits available for use
                  in future years .........................   $         (0)
                  -- if Item 5(i) is less than
                  Items 5(iv) [subtract
                  Item 5(iv) from Item 5(i)]:

         (vii)    Multiplier for determining registration
                  fee (See Instruction
                  C.9) ....................................  x    0.000295

         (viii)   Registration fee due [multiply
                  Item 5(v) by item 5(vii)]
                  (enter "0" if no fee is due): ...........  =$   7,653.27

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7.   Interest due -- if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):        +$          0

8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:                                   =$   7,653.27

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                  Method of Delivery:
                             [X] Wire Transfer
                             [] Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Andrew B. Hopping
                         ------------------------------------------------
                            Andrew B. Hopping
                            President & Chief Executive Officer

Date:    March 24, 1998

          * Please print the name and title of the signing officer below the signature.